Employee Compensation and Benefits (Tables)	9 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Schedule of Other comprehensive loss

	Three Months Ended December 31,		Nine Months Ended December 31,
	2023	2022	2023	2022
Net actuarial loss / (gain)	$(14)	$(86)	$100	$(51)
Amortization of net actuarial (gain)	(21)	(15)	(64)	(47)
Deferred tax expense / (benefit)	9	25	(9)	25
Unrecognized actuarial loss / (gain) on employee benefit plan obligations	$(26)	$(76)	$27	$(73)

Schedule of net defined benefit plan costs

	Three Months Ended December 31,		Nine Months Ended December 31,
	2023	2022	2023	2022
Service costs	$112	$83	$338	$255
Interest costs	24	13	74	39
Amortization of net actuarial loss	21	15	64	47
Net defined benefit plan costs	$157	$111	$476	$341